FAIR VALUE MEASUREMENTS - Part 1 (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash held - offsetting derivative net asset positions under master-netting arrangements	$ 0	$ 34,400
Cash posted - total	67,700
Cash posted - offsetting derivative net liability positions under master-netting arrangements	51,600	0
Cash posted - remaining in excess of derivative net liability positions included in consolidated Balance Sheets	16,100
Long-term Debt, Fair Value	8,800,000	7,400,000
Long-term Debt	8,300,000	8,400,000
Fair Value, Measurements, Recurring [Member]
Derivative assets
Commodity contracts - financial	951	3,760
Commodity contracts - physical		3,591
Interest-rate contracts	47,457
Total derivatives assets	48,408	7,351
Derivative assets netting	(4,760)	(42,414)
Derivative liabilities
Commodity contracts - financial	0	0
Commodity contracts - physical	(3,022)
Interest-rate contracts	(12,795)	(9,936)
Total derivative liabilities	(15,817)	(9,936)
Derivative liabilities netting	56,319	8,026
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member]
Derivative assets
Commodity contracts - financial	5,711	46,174
Commodity contracts - physical		3,591
Interest-rate contracts	47,457
Total derivatives assets	53,168	49,765
Derivative liabilities
Commodity contracts - financial	(56,319)	(8,026)
Commodity contracts - physical	(3,022)
Interest-rate contracts	(12,795)	(9,936)
Total derivative liabilities	(72,136)	(17,962)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative assets
Commodity contracts - financial	1,147	38,921
Commodity contracts - physical		0
Interest-rate contracts	0
Total derivatives assets	1,147	38,921
Derivative liabilities
Commodity contracts - financial	(31,458)	(4,513)
Commodity contracts - physical	0
Interest-rate contracts	0	0
Total derivative liabilities	(31,458)	(4,513)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative assets
Commodity contracts - financial	0	0
Commodity contracts - physical		0
Interest-rate contracts	47,457
Total derivatives assets	47,457	0
Derivative liabilities
Commodity contracts - financial	0	0
Commodity contracts - physical	0
Interest-rate contracts	(12,795)	(9,936)
Total derivative liabilities	(12,795)	(9,936)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative assets
Commodity contracts - financial	4,564	7,253
Commodity contracts - physical		3,591
Interest-rate contracts	0
Total derivatives assets	4,564	10,844
Derivative liabilities
Commodity contracts - financial	(24,861)	(3,513)
Commodity contracts - physical	(3,022)
Interest-rate contracts	0	0
Total derivative liabilities	$ (27,883)	$ (3,513)